Shares and issued capital - Share Purchase Agreements (Details) $ / shares in Units, $ in Thousands, $ in Thousands						12 Months Ended
	Dec. 06, 2017 USD ($) shares	Oct. 09, 2015 USD ($) shares	Sep. 25, 2015 USD ($) shares	Jun. 08, 2015 USD ($) shares	Feb. 12, 2015 HKD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Oct. 09, 2015 $ / shares	Sep. 25, 2015 $ / shares	Jun. 11, 2015 $ / shares	Jun. 08, 2015 $ / shares
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares) | shares	241,418,625	961,849,809	323,518,848	4,700,000,000
Ordinary shares issued	$ 1,000					$ 326,140	$ 508,807
Ordinary shares
Disclosure of classes of share capital [line items]
Ordinary shares issued		$ 385	$ 130	$ 1,880		966	2,395
Share premium
Disclosure of classes of share capital [line items]
Ordinary shares issued		$ 81,440	$ 27,392	397,580		$ 325,174	$ 506,412
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund")
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares) | shares					4,700,000,000
Proposed consideration					$ 3,098,710
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund") | Ordinary shares
Disclosure of classes of share capital [line items]
Ordinary shares issued				1,880
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund") | Share premium
Disclosure of classes of share capital [line items]
Ordinary shares issued				$ 397,580
Xinxin (Hongkong) Capital Co., Limited
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares) | shares				4,700,000,000
Share purchase agreement, share price (in HKD per share) | $ / shares											$ 0.6593
Datang Telecom Technology & Industry Holdings Co., Ltd. ("Datang Holdings")
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares) | shares		961,849,809
Share purchase agreement, share price (in HKD per share) | $ / shares								$ 0.6593	$ 0.6593
Country Hill Limited ("Country Hill")
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares) | shares			323,518,848
Share purchase agreement, share price (in HKD per share) | $ / shares										$ 0.6593